Share Capital (Details) - Schedule of information about stock options outstanding	12 Months Ended
Jun. 30, 2022 $ / shares
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Number of options outstanding	3,662,167
Weighted average remaining contractual life (Years)	3 years 2 months 4 days
Number of options exercisable	1,219,167
Weighted average exercise price	$ 2.03
1.15 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 1.15
Number of options outstanding	30,000
Weighted average remaining contractual life (Years)	29 days
Number of options exercisable	30,000
Weighted average exercise price	$ 1.15
1.57 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 1.57
Number of options outstanding	200,000
Weighted average remaining contractual life (Years)	5 months 8 days
Number of options exercisable	200,000
Weighted average exercise price	$ 1.57
2.15 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 2.15
Number of options outstanding	989,167
Weighted average remaining contractual life (Years)	1 year 7 months 24 days
Number of options exercisable	989,167
Weighted average exercise price	$ 2.15
3.33 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 3.33
Number of options outstanding	863,000
Weighted average remaining contractual life (Years)	4 years 7 months 6 days
Number of options exercisable
Weighted average exercise price
3.89 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 3.89
Number of options outstanding	56,000
Weighted average remaining contractual life (Years)	4 years 7 months 24 days
Number of options exercisable
Weighted average exercise price
4.00 [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 4
Number of options outstanding	1,524,000
Weighted average remaining contractual life (Years)	4 years 11 months 4 days
Number of options exercisable
Weighted average exercise price
Bottom of range [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	1.15
Top of range [Member]
Share Capital (Details) - Schedule of information about stock options outstanding [Line Items]
Exercise price	$ 4